Income Taxes - Summary of Reconciliation of Provision for Income Taxes (Details) (10-K)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Tax at statutory tax rate	21.00%	21.00%
State taxes
Other permanent items	(1.00%)
Valuation allowance	(20.00%)	(21.00%)
Income tax expense